Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Opportunistic Credit Interval Fund
6/30/2026 (UNAUDITED)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (72.47%)(a)(b) Communication Services (4.26%)
LD Media Strategies LLC, Delayed Draw Term Loan(c)	17.00%	N/A	04/30/2029	$3,500,000	$3,500,000
Next Flight Ventures, Delayed Draw Term Loan(c)(d)(e)	13.95%	13.95% PIK	12/26/2026	308,018	303,089
Next Flight Ventures, First Lien Term Loan(c)(e)	13.99%	13.99% PIK	12/26/2026	1,396,235	1,375,431
Revolt Media and TV, LLC, First Lien Term Loan(c)	11.65%	1M SOFR + 8.00%, 3.00% Floor	07/31/2029	1,000,000	834,780
					6,013,300
Consumer Discretionary (5.83%)
13 Scents Inc., First Lien Term Loan(c)	10.48%	3M SOFR + 6.75%	03/31/2031	2,819,600	2,765,746
13 Scents Inc., Revolver(c)(d)	10.44%	3M SOFR + 6.75%	03/31/2031	201,905	194,192
PMP OPCO, LLC, Delayed Draw Term Loan(c)(d)(f)	12.18%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	593,821	531,436
PMP OPCO, LLC, First Lien Term Loan(c)(f)	12.13%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,732,500	1,593,900
PMP OPCO, LLC, Revolver(c)(d)(f)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(17,500)
Riddell Inc, First Lien Term Loan(c)(f)	8.64%	1M SOFR + 5.00%, 1.00% Floor	05/14/2031	820,656	827,970
Spinrite Inc., First Lien Term Loan(c)	10.90%	3M SOFR + 7.25%	12/05/2030	2,296,875	2,255,302
Spinrite Inc., Revolver(c)(d)	10.91%	3M SOFR + 7.25%	12/05/2030	65,625	59,686
					8,210,732
Consumer Staples (3.78%)
Florida Food Products, LLC, First Lien Term Loan A(c)	9.23%	3M SOFR + 5.50%, 2.00% Floor	10/15/2030	1,077,951	1,063,183
Florida Food Products, LLC, First Lien Term Loan B(c)	9.23%	3M SOFR + 5.50%, 2.00% Floor	10/15/2030	1,056,815	1,042,337
Florida Food Products, LLC, Second Lien Term Loan(c)(e)	8.99%	3M SOFR + 3.00%, 2.00% PIK, 1.00% Floor	10/15/2030	3,003,150	2,300,217
Global Integrated Flooring Systems Inc., First Lien Term Loan(c)(e)	12.66%	1M SOFR + 3.00%, 6.00% PIK	12/31/2026	1,267,248	902,661
Global Integrated Flooring Systems Inc., Revolver(c)(e)	12.64%	1M SOFR + 3.00%, 6.00% PIK	12/31/2026	13,010	9,267
					5,317,665
Financials (25.24%)
AIS Holdco, LLC, First Lien Term Loan(c)	9.73%	3M SOFR + 6.00%, 1.25% Floor	05/21/2029	2,067,180	2,046,508
AIS Holdco, LLC, Revolver(c)(d)	–%	3M SOFR + 6.00%, 1.25% Floor	05/21/2029	–	(1,000)
BetaNXT, Inc., First Lien Term Loan(c)	9.48%	3M SOFR + 5.75%	07/01/2029	3,230,313	3,142,820
Das Kapital Capital, LLC, First Lien Term Loan(c)(e)	10.64%	10.64% PIK	02/25/2027	4,106,691	4,092,318
Expert Experience Credit Motors, LLC, Revolver(c)(d)	14.12%	1M SOFR + 10.50%	08/31/2026	5,175,581	5,175,581
FC Capital Holdings, LLC(c)(d)	14.54%	1M SOFR + 10.90%, 13.90% Floor	05/10/2030	2,857,143	2,857,143
Lion FIV Debtco Limited, Revolver(c)	14.61%	3M SOFR + 11.00%	10/18/2026	1,103,680	1,103,128
PocketWatch, Inc., First Lien Term Loan(c)	14.99%	N/A	07/15/2027	510,757	508,510
PocketWatch, Inc., First Lien Term Loan - Incremental(c)	13.80%	N/A	01/30/2028	558,626	556,168
PocketWatch, Inc., First Lien Term Loan - Incremental II(c)(d)	14.70%	N/A	04/30/2028	805,253	805,253
Resolute Investment Managers Inc, First Lien Term Loan(c)	10.49%	3M SOFR + 6.50%, 1.00% Floor	10/30/2028	4,943,539	3,920,227
RHF VIII Holdings LLC, Revolver(c)	11.12%	3M SOFR + 7.13%, 2.50% Floor	07/02/2027	5,000,000	4,989,000
SPB C-2024, LLC, First Lien Term Loan (2028)(c)(e)	15.00%	15.00% PIK	12/16/2028	5,417,843	5,424,886
SPB C-2024, LLC, First Lien Term Loan (2029)(c)(e)	15.00%	15.00% PIK	02/03/2029	918,322	918,322
					35,538,864
Health Care (8.40%)
CCMG Buyer, LLC, First Lien Term Loan(c)	8.39%	1M SOFR + 4.75%, 1.00% Floor	05/08/2030	1,551,667	1,551,667
CCMG Buyer, LLC, Revolver(c)(d)	–%	1M SOFR + 4.75%, 1.00% Floor	05/08/2030	–	–
Dentive LLC, Delayed Draw Term Loan(c)(e)	10.98%	3M SOFR + 3.00%, 4.25% PIK, 0.75% Floor	12/22/2028	1,830,705	1,780,360
Dentive LLC, First Lien Term Loan(c)(e)	10.98%	3M SOFR + 3.00%, 4.25% PIK, 0.75% Floor	12/22/2028	248,745	241,904
HR Pharmaceuticals LLC, Delayed Draw Term Loan(c)(d)	9.65%	3M SOFR + 6.00%, 2.00% Floor	01/29/2031	530,923	518,092
HR Pharmaceuticals LLC, First Lien Term Loan(c)	9.73%	3M SOFR + 6.00%, 2.00% Floor	01/29/2031	2,758,735	2,707,698
HR Pharmaceuticals LLC, Revolver(c)(d)	9.69%	3M SOFR + 6.00%, 2.00% Floor	01/29/2031	102,759	96,422
IDC Infusion Services, Inc., Delayed Draw Term Loan(c)	8.73%	3M SOFR + 5.00%, 1.00% Floor	07/06/2029	131,282	131,282
IDC Infusion Services, Inc., First Lien Term Loan(c)	8.73%	3M SOFR + 5.00%, 1.00% Floor	07/06/2029	356,794	356,794
IDC Infusion Services, Second Amendment First Lien Term Loan(c)	8.73%	3M SOFR + 5.00%, 1.00% Floor	07/06/2029	3,438,749	3,438,751
PhyNet Dermatology LLC, First Lien Term Loan(c)(e)	10.18%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	494,563	485,908
South Florida ENT Associates, Delayed Draw Term Loan(c)	9.08%	3M SOFR + 5.25%, 1.00% Floor	12/31/2028	135,581	135,581

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (72.47%)(a)(b) Health Care (8.40%) (continued)
South Florida ENT Associates, First Lien Term Loan(c)	9.08%	3M SOFR + 5.25%, 1.00% Floor	12/31/2028	$382,988	$382,988
					11,827,447
Industrials (5.39%)
Marvel APS, Delayed Draw Term Loan(c)(e)(g)	10.00%	10.00% PIK	12/21/2027	3,909,446	5,109,259
Material Handling Systems, Inc., First Lien Term Loan(c)	9.19%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,543,943	384,697
Tactical Air Support, Inc., Delayed Draw Term Loan(c)(d)	12.33%	3M SOFR + 8.50%, 1.00% Floor	12/22/2028	264,286	263,729
Tactical Air Support, Inc., First Lien Term Loan(c)	12.31%	3M SOFR + 8.50%, 1.00% Floor	12/22/2028	1,860,715	1,834,665
					7,592,350
Information Technology (19.57%)
DCert Buyer, Inc., First Amendment Term Loan Refinancing, Second Lien Term Loan(c)	10.64%	1M SOFR + 7.00%	02/16/2029	3,532,961	2,973,216
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan A(c) (e)(h)	–%	3M SOFR + 1.00%, 2.50% PIK, 5.25% Floor	08/21/2026	1,110,960	–
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan B(c)(e)(h)	–%	3M SOFR + 1.00%, 2.50% PIK, 5.25% Floor	08/21/2026	628,869	393,043
Help Systems Holdings, Inc., First Lien Term Loan(c)(e)	9.77%	3M SOFR + 6.00%, 2.00% Floor	05/19/2029	1,815,949	1,384,661
Ivanti Security Holdings LLC, NewCo First Lien Term Loan(c)	9.41%	3M SOFR + 5.75%, 2.00% Floor	06/01/2029	178,620	173,485
Ivanti Software, Inc., First Lien Term Loan(c)	8.41%	3M SOFR + 4.75%, 0.75% Floor	06/01/2029	2,473,398	1,026,065
Kofax, Inc., First Lien Term Loan(c)	9.01%	3M SOFR + 5.25%, 0.50% Floor	07/20/2029	2,523,092	1,549,179
Morae Global Corporation, Delayed Draw Term Loan(c)(d)	11.80%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	499,393	520,719
Morae Global Corporation, First Lien Term Loan(c)	11.82%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	1,225,943	1,204,489
Morae Global Corporation, First Lien Term Loan B(c)	11.80%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	1,653,003	1,624,075
Morae Global Corporation, Revolver(c)	11.82%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	125,000	122,813
PEAK Technology Partners, Inc., First Lien Term Loan(c)	9.14%	1M SOFR + 5.25%, 1.00% Floor	07/22/2027	604,382	600,393
Riskonnect Parent LLC, First Lien Term Loan(c)	8.49%	3M SOFR + 4.75%, 0.75% Floor	12/07/2028	1,197,285	1,168,910
SI Tickets, Inc. and Events BSB Company, LLC, First Lien Term Loan(c)(e)	12.50%	1M SOFR + 5.75%, 2.50% PIK, 4.25% Floor	08/25/2028	4,078,740	3,997,165
Tank Holding Corp., First Lien Term Loan(c)	9.49%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	1,801,342	1,664,440
Tank Holding Corp., Revolver(c)(d)	11.50%	PRIME + 4.75%, 0.75% Floor	03/31/2028	799	279
Taoglas Group Holdings Limited, First Lien Term Loan(c)	9.98%	3M SOFR + 6.25%, 1.00% Floor	02/28/2029	303,798	301,125
Taoglas Group Holdings Limited, Revolver(c)(d)	9.94%	3M SOFR + 6.25%, 1.00% Floor	02/28/2029	81,349	80,592
VTX Intermediate Holdings, Inc., First Lien Term Loan(c)(e)	10.92%	1M SOFR + 6.00%, 2.00% Floor	12/12/2029	3,098,869	3,094,995
VTX Intermediate Holdings, Inc., Second Lien Term Loan(c)(e)	12.50%	12.50% PIK	12/12/2030	5,819,735	5,674,241
					27,553,885
TOTAL BANK LOANS
(Cost $106,216,486)					102,054,243

CORPORATE BONDS (1.41%)(a)(b)
Financials (1.41%)
Man Capital CLO 2021-2R, Ltd., Class ER(c)(i)	10.83%	3M SOFR + 7.18%, 7.18% Floor	04/17/2039	2,000,000	1,985,534
TOTAL CORPORATE BONDS
(Cost $1,920,926)					1,985,534

ASSET BACKED SECURITIES (0.16%)(b)
Financials (0.16%)
Mount Logan Funding 2018-1 LP (c)(f)(i)	19.39%	N/A	01/22/2033	479,858	229,588
TOTAL ASSET BACKED SECURITIES
(Cost $230,910)					229,588

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
EQUIPMENT FINANCING (0.57%)(b)
Financials (0.57%)
White Oak Equipment Finance 1, LLC(c)(j)	10.75%	N/A	01/01/2027	$797,676	$797,676

TOTAL EQUIPMENT FINANCING
(Cost $797,676)					797,676

	Dividend
	Rate	Shares	Value
PREFERRED STOCK (24.07%)(b)
Communication Services (7.10%)
Highmount DP SPV, LLC, Class A, Preferred(c)(d)(j)(k)		3,571,429	4,914,286
Invisible Narratives, LLC(c)(k)		14,556,040	5,091,703
			10,005,989
Consumer Discretionary (10.05%)
Princeton Medspa Partners, LLC, Preferred(a)(c)(e)(f)(j)	12.50% PIK	4,476,923	2,172,096
Riddell Sports Enterprises LLC, Preferred(c)(e)(f)	10.00% PIK	4,776,610	4,819,184
S3 AHL LP(c)(k)		4,960,255	7,155,579
			14,146,859
Consumer Staples (2.78%)
Middle West Spirits, LLC, Preferred(a)(c)(e)	10.00% PIK	3,458,014	3,916,309

Health Care (4.14%)
Epilog Partners SPV III, LLC, Preferred(c)(d)(j)(k)		3,576,777	4,276,643
HR Parent Holdings, LLC(a)(c)(e)(j)	14.00% PIK	1,551,781	1,549,639
			5,826,282
TOTAL PREFERRED STOCK
(Cost $31,441,522)			33,895,439

	Shares	Value
COMMON EQUITY (11.95%)(b)
Communication Services (0.11%)
Next Flight Ventures(c)(k)	23	15,258
NFV Co-Pilot, Inc.(c)(k)	114	4,624
Revolt Media and TV, LLC(c)(j)(k)	719	135,220
		155,102
Consumer Discretionary (1.57%)
IFRG Investor III, L.P.(c)(k)	1,281,011	76,584
Riddell Sports Enterprises LLC, Common(c)(f)(k)	3,635	2,132,228
		2,208,812
Consumer Staples (3.46%)
Cooper OH Originations, LLC SPV(c)(j)	40,000	4,728,814
Middle West Spirits, LLC, Common Stock(c)(k)	318	133,441
		4,862,255
Diversified (1.30%)
BCP Investment Corporation(f)	3,986	29,018
Franklin BSP Capital Corp	133,694	1,800,792
		1,829,810
Financials (4.44%)
TRMEF Basis II(c)(d)(j)(k)	6,263,034	6,256,692

Information Technology (0.00%)
HDC / HW Intermediate Holdings, LLC(c)(k)	24,803	–
VTX Holdings, LLC(c)(k)	2,486,597	2,496
		2,496

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
COMMON EQUITY (11.95%)(b) (continued)
Real Estate (1.07%)
Rebound Investment LP(c)(d)	1,005,000	$1,503,600

TOTAL COMMON EQUITY
(Cost $15,918,608)		16,818,767

		Value
PRIVATE INVESTMENT FUNDS (2.30%)(b)
Treville Capital Solutions Fund A LP(l)		3,236,856
TOTAL PRIVATE INVESTMENT FUNDS
(Cost $2,216,670)		3,236,856

JOINT VENTURE (3.94%)(b)
Diversified (3.94%)
Series B - Great Lakes Funding II LLC(d)(f)(l)(m)	6,192,661	5,548,624
TOTAL JOINT VENTURE
(Cost $6,192,661)		5,548,624

WARRANTS (0.04%)(b)
Consumer Discretionary (0.01%)
Princeton Medspa Partners, LLC, Warrants(c)(f)(j)	0.09	17,787
Information Technology (0.03%)
Morae Global Corporation, Warrants(c)	582	44,441
TOTAL WARRANTS
(Cost $130,333)		62,228

	Number of
	Contracts	Value
DERIVATIVES (–%)(b)
Consumer Discretionary (–%)
Princeton Medspa Partners, LLC(c)(f)(j)(n)	3,500,000	–
Health Care (–%)
Epilog Partners SPV III, LLC(c)(j)(n)	3,500,000	–
TOTAL DERIVATIVES
(Cost $–)		–

INVESTMENTS, AT VALUE (116.91%)
(COST $165,065,792)		$164,628,955
LIABILITIES IN EXCESS OF OTHER ASSETS (-16.91%)		(23,815,704)
NET ASSETS - (100.00%)		$140,813,251

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

PIK - Payment in-Kind

Reference Rates:

1M SOFR - 1 Month US SOFR as of June 30, 2026 was 3.63%

3M SOFR - 3 Month US SOFR as of June 30, 2026 was 3.64%

6M SOFR - 6 Month US SOFR as of June 30, 2026 was 3.67%

PRIME - US Prime Rate as of June 30, 2026 was 6.75%

(a)	Variable rate investment, unless otherwise noted above. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	These investments are pledged to secure the Fund’s debt obligations.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	All or a portion of this commitment was unfunded as of June 30, 2026.
(e)	Payment in kind security which may pay interest in additional par.
(f)	Affiliate company.
(g)	Principal balance denominated in euros.
(h)	Non-accrual investment.

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate market value of those securities was $2,215,122, representing 1.57% of net assets.
(j)	Investment is held through SOFIX Master Blocker, LLC, wholly-owned subsidiary. As of June 30, 2026, the aggregate market value of those securities was $24,848,853, representing 17.65% of net assets.
(k)	Non-income producing security.
(l)	Restricted security.
(m)	During the three-month period ended June 30, 2026, the Fund invested $338,795 in Series B – Great Lakes Funding II LLC units, received a return of capital distribution of $-, and reported change in unrealized depreciation of $80,310. Additionally, Series B – Great Lakes Funding II LLC declared distributions of $197,026 during the three-month period ended June 30, 2026.
(n)	Information related to the Fund’s derivatives is presented below as of June 30, 2026

Description	Counterparty	Number of Shares	Notional Amount	Exercise Price	Expiration Date	Value
Put Option	Epilog Partners SPV III, LLC	3,500,000	$–	$1.00	05/01/2033	$–
Put Option	Princeton Medspa Partners, LLC	3,500,000	3,500	2.00	11/30/2029	–

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchases	Security	Cost	Value	% of Net Assets
08/05/2025 - 06/30/2026	Series B - Great Lakes Funding II LLC	$6,192,661	$5,548,624	3.94%
05/14/2025 - 06/30/2025	Treville Capital Solutions Fund A LP	2,216,670	3,236,856	2.30%
	Total	$8,409,331	$8,785,480	6.24%

Additional information on investments in private investment funds and unfunded commitments:

				Unfunded
		Redemption	Redemption	Commitments as of
Security	Value	Frequency	Notice(Days)	June 30, 2026
Series B - Great Lakes Funding II LLC	$5,548,624	N/A	N/A	$1,510,699
Treville Capital Solutions Fund A LP	3,236,856	N/A	N/A	–
Total	$8,785,480			$1,510,699

Unfunded Commitments:

			Unfunded
			Commitments as of
Security	Value	Maturity	June 30, 2026
13 Scents Inc., Revolver	$194,192	03/31/2031	$201,905
AIS Holdco, LLC, Revolver	(1,000)	05/21/2029	100,000
CCMG Buyer, LLC, Revolver	–	05/08/2030	250,000
Epilog Partners SPV III, LLC, Preferred	4,276,643	N/A	203,223
Expert Experience Credit Motors, LLC, Revolver	5,175,581	08/31/2026	74,419
FC Capital Holdings, LLC	2,857,143	05/10/2030	2,142,857
Highmount DP SPV, LLC, Class A, Preferred	4,914,286	N/A	1,428,571
HR Pharmaceuticals LLC, Delayed Draw Term Loan	518,092	01/29/2031	353,949
HR Pharmaceuticals LLC, Revolver	96,422	01/29/2031	239,772
Morae Global Corporation, Delayed Draw Term Loan	520,719	10/31/2028	780,000
Next Flight Ventures, Delayed Draw Term Loan	303,089	12/26/2026	69,300
PMP OPCO, LLC, Delayed Draw Term Loan	531,436	05/31/2029	212,570
PMP OPCO, LLC, Revolver	(17,500)	05/31/2029	218,750
PocketWatch, Inc., First Lien Term Loan - Incremental II	805,253	04/30/2028	346,798
Rebound Investment LP	1,503,600	N/A	1,995,000
Spinrite Inc., Revolver	59,686	12/05/2030	262,500
Tactical Air Support, Inc., Delayed Draw Term Loan	263,729	12/22/2028	285,714
Tank Holding Corp., Revolver	279	03/31/2028	6,049
Taoglas Group Holdings Limited, Revolver	80,592	02/28/2029	4,648
TRMEF Basis II	6,256,692	N/A	386,652
Total	$28,338,934		$9,562,677
Total Unfunded Commitments			$11,073,376